Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 5.0%
Black Belt Energy Gas District
Series 2023C , RB , 5.50% , 06/01/26 ..... USD 1,000 $ 1,016,307
Series 2024D , RB , 5.00% , 11/01/26 ..... 2,000 2,034,639
Series 2024C , RB , 5.00% , 07/01/27 ..... 935 965,198
Series 2024C , RB , 5.00% , 07/01/28 ..... 1,480 1,547,487
Series 2024D , RB , 5.00% , 11/01/29 ..... 3,500 3,658,521
Series 2023D-1 , RB , VRDN
5.50% , 02/01/29
(a)
............... 2,730 2,874,947
Series 2022C-1 , RB , VRDN
5.25% , 06/01/29
(a)
............... 330 346,208
Series 2022E , RB , VRDN 5.00% , 06/01/28
(a)
5,000 5,190,383
Energy Southeast A Cooperative District
Series 2023B-1 , RB , 5.50% , 11/01/26 .... 800 820,132
Series 2024B , RB , 5.00% , 12/01/26 ..... 100 102,027
Series 2023B-1 , RB , 5.50% , 05/01/27 .... 1,570 1,623,861
Series 2024B , RB , 5.00% , 06/01/27 ..... 115 118,103
Series 2024B , RB , 5.00% , 12/01/27 ..... 100 103,289
Series 2024B , RB , 5.00% , 06/01/28 ..... 240 249,124
Series 2024B , RB , 5.00% , 12/01/28 ..... 250 260,650
Industrial Development Board of the City of
Mobile Alabama, Series 2008, RB, VRDN,
3.30%, 03/12/26
(a)
................ 9,000 9,024,057
Southeast Alabama Gas Supply District (The),
Series 2024B, RB, 5.00%, 05/01/26 ..... 800 808,567
Southeast Energy Authority A Cooperative
District
Series 2023B , RB , ( Royal Bank of Canada
LIQ ), 5.00% , 06/01/26 ............ 185 187,544
Series 2024C , RB , 5.00% , 11/01/26 ..... 1,000 1,022,280
Series 2023B , RB , ( Royal Bank of Canada
LIQ ), 5.00% , 06/01/27 ............ 1,000 1,029,519
Series 2024C , RB , 5.00% , 11/01/27 ..... 1,000 1,038,559
Series 2025C , RB , 5.00% , 02/01/28 ..... 840 872,460
Series 2025C , RB , 5.00% , 08/01/28 ..... 1,100 1,149,104
Series 2024C , RB , 5.00% , 11/01/28 ..... 1,000 1,050,940
Series 2025B , RB , 5.00% , 01/01/29
(b)
.... 1,310 1,362,360
Series 2025C , RB , 5.00% , 02/01/29 ..... 885 928,465
Series 2025A , RB , 5.00% , 06/01/29 ..... 170 177,335
Series 2025B , RB , 5.00% , 07/01/29 ..... 1,235 1,289,054
Series 2025C , RB , 5.00% , 08/01/29 ..... 1,130 1,189,685
Series 2025F , RB , 5.25% , 11/01/29 ...... 4,460 4,708,691
Series 2025B , RB , 5.00% , 01/01/30
(b)
.... 1,175 1,230,305
Series 2022B-1 , RB , VRDN
5.00% , 08/01/28
(a)
............... 10,500 10,832,024
58,811,825
Arizona — 0.5%
Arizona Health Facilities Authority
(a)
Series 2015B , RB , VRDN 2.17% , 08/07/25 100 99,378
Series 2015B , RB , VRDN 2.54% , 08/07/25 3,500 3,507,049
City of Phoenix Civic Improvement Corp., Series
2017A, RB, AMT, 5.00%, 07/01/29 ...... 1,700 1,755,705
5,362,132
California — 0.6%
California Community Choice Financing
Authority, Series 2025B, RB, 5.00%, 11/01/28 225 237,521
City of Los Angeles Department of Airports,
Series 2025A, RB, AMT, 5.00%, 05/15/29 . 4,000 4,280,841
San Joaquin Valley Clean Energy Authority,
Series 2025A, RB, 5.00%, 07/01/28 ..... 475 496,783
Security
Par (000)
Par (000) Value
California (continued)
State of California, GO, 5.00%, 03/01/30 .... USD 2,220 $ 2,462,004
7,477,149
Colorado — 2.7%
City & County of Denver Airport System
Series 2018A , RB, AMT , 5.00% , 12/01/26 . 5,000 5,119,782
Series 2018A , RB, AMT , 5.00% , 12/01/28 . 4,605 4,885,406
Colorado Health Facilities Authority, Series
2018B, RB, VRDN, 5.00%, 11/20/25
(a)
.... 1,000 1,005,149
Colorado School of Mines, Series 2022D, RB,
VRDN, 3.16%, 08/07/25
(a)
........... 4,715 4,723,428
University of Colorado Hospital Authority, Series
2018B, RB, VRDN (TD Bank NA SBPA),
2.75%, 08/04/25
(a)
................ 16,505 16,505,000
32,238,765
Connecticut — 1.7%
Connecticut Housing Finance Authority
(a)
Series 2016B, Sub Series B-4 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ),
2.30% , 08/11/25 ( GNMA/FNMA/FHLMC ) 11,000 11,000,000
Series 2020A-3 , RB , VRDN ( Sumitomo Mitsui
Banking Corp. SBPA ), 2.27% , 08/11/25 . 2,500 2,500,000
Connecticut State Health & Educational Facilities
Authority, Series 2024A, RB, 5.00%, 07/01/26 2,050 2,094,387
State of Connecticut, Series 2023B, GO,
5.00%, 08/01/25 ................. 4,575 4,575,000
20,169,387
District of Columbia — 1.8%
District of Columbia, Series A, RB, VRDN (TD
Bank NA LOC), 2.80%, 08/04/25
(a)
...... 12,980 12,980,000
District of Columbia Housing Finance Agency
(a)
Series 2025B , RB , VRDN 5.00% , 02/01/28 2,010 2,100,447
Series 2025 , RB , VRDN 3.15% , 11/01/28
(b)
2,500 2,505,980
Metropolitan Washington Airports Authority
Aviation
Series 2021A , RB, AMT , 5.00% , 10/01/27 . 800 834,935
Series 2025A , RB, AMT , 5.00% , 10/01/28 . 865 916,675
Series 2025A , RB, AMT , 5.00% , 10/01/29 . 1,735 1,863,852
Metropolitan Washington Airports Authority,
Tender Option Bond Trust Receipts/
Certificates, Series 2019-XG0267, RB, VRDN
(Bank of America NA LOC), 2.34%, 08/07/25
(a)
(c) (d)
......................... 220 220,000
21,421,889
Florida — 1.2%
City of Port St. Lucie Utility System, Series 2016,
RB, 5.00%, 09/01/29 .............. 810 828,564
County of Broward Airport System, Series 2017,
RB, AMT, 5.00%, 10/01/29 ........... 2,265 2,358,749
County of Miami-Dade, Series 2024A, RB, AMT,
5.00%, 10/01/28 ................. 1,760 1,867,543
County of Miami-Dade Water & Sewer System,
Series 2015, RB, 5.00%, 10/01/26 ...... 1,515 1,520,785
Hillsborough County Aviation Authority
Series 2022A , RB, AMT , 5.00% , 10/01/27 . 600 627,200
Series 2024B , RB, AMT , 5.00% , 10/01/27 . 330 344,545
Series 2024B , RB, AMT , 5.00% , 10/01/28 . 3,200 3,395,831
Miami-Dade County Housing Finance Authority,
Series 2025B, RB, VRDN, 3.55%, 03/01/28
(a)
3,000 3,039,564
13,982,781

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia — 3.9%
Development Authority of Burke County (The),
Series 2013-1, RB, VRDN, 3.38%, 03/12/27
(a)
USD 3,750 $ 3,774,846
Main Street Natural Gas, Inc.
Series 2024B , RB , 5.00% , 09/01/25 ..... 245 245,308
Series 2024A , RB , 5.00% , 09/01/25 ..... 500 500,629
Series 2023B , RB , 5.00% , 09/01/25 ..... 260 260,327
Series 2023D , RB , 5.00% , 12/01/25 ..... 550 552,782
Series 2024A , RB , 5.00% , 03/01/26 ..... 680 686,745
Series 2024B , RB , 5.00% , 03/01/26 ..... 350 353,472
Series 2019A , RB , 5.00% , 05/15/26 ..... 5,695 5,766,032
Series 2024B , RB , 5.00% , 09/01/26 ..... 200 203,670
Series 2023D , RB , 5.00% , 12/01/26 ..... 1,000 1,021,229
Series 2024B , RB , 5.00% , 03/01/27 ..... 490 502,953
Series 2022B , RB , 5.00% , 06/01/27 ..... 1,750 1,799,771
Series 2024C , RB , 5.00% , 12/01/27 ..... 750 776,174
Series 2024C , RB , 5.00% , 12/01/28 ..... 925 967,343
Series 2024E , RB , 5.00% , 12/01/28 ..... 2,220 2,321,624
Series 2025A , RB , 5.00% , 12/01/29 ..... 750 795,488
Series 2024E , RB , 5.00% , 12/01/29 ..... 2,810 2,960,593
Series 2025B , RB , 5.00% , 12/01/29
(b)
.... 1,175 1,237,987
Series 2019C , RB , VRDN 4.00% , 09/01/26
(a)
8,520 8,572,873
Series 2023A , RB , VRDN 5.00% , 06/01/30
(a)
10,000 10,518,926
Series 2023B , RB , VRDN 5.00% , 03/01/30
(a)
2,175 2,298,181
46,116,953
Hawaii — 0.3%
State of Hawaii, Series EY, GO, 5.00%, 10/01/27 3,405 3,418,257
Idaho — 0.5%
Idaho Health Facilities Authority, Series
2025D, RB, VRDN (TD Bank NA LOC),
2.75%, 08/04/25
(a)
................ 5,900 5,900,000
Illinois — 4.4%
Chicago Midway International Airport
Series 2024A , RB, AMT , 5.00% , 01/01/26 . 1,350 1,360,567
Series 2023C , RB, AMT , 5.00% , 01/01/27 . 1,500 1,539,600
Series 2024A , RB, AMT , 5.00% , 01/01/27 . 1,000 1,026,276
Chicago O'Hare International Airport
Series 2022C , RB, AMT , 5.00% , 01/01/26 . 1,400 1,412,380
Series 2024C , RB, AMT , 5.00% , 01/01/26 . 6,000 6,049,713
Series 2024C , RB, AMT , 5.00% , 01/01/29 . 10,000 10,585,032
City of Chicago, Series 2025B, RB, VRDN,
3.40%, 06/01/28
(a)
................ 8,000 8,085,065
DeKalb Park District
Series 2025 , GO , 5.00% , 03/01/28 ( BAM ) . 310 325,116
Series 2025 , GO , 5.00% , 03/01/29 ( BAM ) . 325 346,355
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/29 .......... 700 766,424
Illinois Finance Authority
Series 2024 , RB , 5.00% , 08/01/25 ...... 325 325,000
Series 2024 , RB , 5.00% , 08/01/26 ...... 400 407,891
Series 2024 , RB , 5.00% , 08/01/27 ...... 425 441,178
Series 2025A , RB , 5.00% , 07/01/29
(b)
.... 1,740 1,903,572
Series 2018C , RB , VRDN ( PNC Bank N.A.
LOC ), 2.55% , 08/04/25
(a)
........... 13,000 13,000,000
Illinois Housing Development Authority, Series
2025D, RB, 3.35%, 04/01/30 (GNMA/FNMA/
FHLMC)
(b)
..................... 500 501,083
State of Illinois
Series 2024B , GO , 5.00% , 05/01/26 ..... 2,300 2,337,250
Series 2024B , GO , 5.00% , 05/01/28 ..... 1,600 1,691,077
52,103,579
Security
Par (000)
Par (000) Value
Indiana — 3.2%
Indiana Finance Authority
Series 2024 , RB , 5.00% , 03/01/27 ...... USD 275 $ 283,126
Series 2024 , RB , 5.00% , 03/01/28 ...... 900 941,933
Series 2024 , RB , 5.00% , 03/01/29 ...... 765 812,341
Series 2010A , RB, AMT , VRDN
3.95% , 09/02/25
(a)
............... 1,000 997,119
Series 2021B , RB , VRDN 2.59% , 03/01/27
(a)
835 830,044
Series 2009D , RB , VRDN ( TD Bank NA
LOC ), 2.75% , 08/04/25
(a)
........... 11,870 11,870,000
Series 2025D-1 , RB , VRDN
5.00% , 10/01/29
(a) (b)
.............. 2,665 2,885,818
Indiana Moral Obligation, Tender Option Bond
Trust Receipts/Certificates, Series 2016-
XL0019, RB, VRDN (Barclays Bank plc LIQ),
2.44%, 08/11/25
(a) (c) (d)
.............. 6,000 6,000,000
Indianapolis Local Public Improvement
Bond Bank, Series 2025B-2, RB, AMT,
5.00%, 01/01/30 ................. 13,000 13,903,328
38,523,709
Iowa — 4.9%
Iowa Finance Authority
Series 2016E , RB , 5.00% , 08/15/29 ..... 795 802,630
Series 2021 , RB , VRDN ( Korea Development
Bank LOC ), 2.53% , 08/07/25
(a) (d)
..... 29,600 29,600,000
Series 2021 , RB, AMT , VRDN ( Citibank NA
LOC ), 3.88% , 04/01/26
(a)
........... 2,895 2,895,078
PEFA, Inc., Series 2019, RB, VRDN,
5.00%, 09/01/26
(a)
................ 24,140 24,435,921
57,733,629
Kansas — 2.6%
City of Burlington
(a)
Series 2007A , RB , VRDN 2.58% , 08/11/25 22,000 22,000,000
Series 2007B , RB , VRDN 2.58% , 08/11/25 9,000 9,000,000
31,000,000
Kentucky — 3.4%
Kentucky Economic Development Financing
Authority, Tender Option Bond Trust Receipts/
Certificates, Series 2018-XG0161, RB, VRDN
(Bank of America NA LOC), 2.34%, 08/11/25
(AGM)
(a) (c) (d)
.................... 500 500,000
Kentucky Public Energy Authority
Series 2024B , RB , 5.00% , 08/01/25 ..... 375 375,000
Series 2024A , RB , 5.00% , 07/01/26 ..... 375 380,547
Series 2024A , RB , 5.00% , 07/01/27 ..... 425 437,125
Series 2024B , RB , 5.00% , 08/01/27 ..... 865 887,426
Series 2023A-1 , RB , 5.00% , 08/01/28 .... 490 507,232
Series 2024B , RB , 5.00% , 08/01/28 ..... 920 952,354
Series 2024A , RB , VRDN 5.00% , 07/01/30
(a)
10,785 11,310,874
Series 2025A , RB , VRDN 5.25% , 12/01/29
(a)
18,000 18,998,638
Kentucky State Property & Building Commission
Series 2024B , RB , 5.00% , 11/01/25 ..... 5,250 5,280,382
Series A , RB , 5.00% , 11/01/25 ......... 375 377,173
40,006,751
Louisiana — 4.3%
(a)
Louisiana Local Government Environmental
Facilities & Community Development
Authority
Series 2001 , RB , VRDN 2.79% , 08/11/25 .. 4,000 4,000,000
Series 2002 , RB , VRDN 2.79% , 08/11/25 .. 6,000 6,000,000

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Louisiana (continued)
Louisiana Public Facilities Authority, Series
2009B-1, RB, VRDN (Sumitomo Mitsui
Banking Corp. LOC), 2.25%, 08/11/25 .... USD 10,500 $ 10,500,000
Parish of St. James, Series 2010B-1, RB, VRDN,
2.46%, 08/11/25 ................. 30,500 30,500,000
51,000,000
Maine — 0.8%
Maine State Housing Authority, Series 2024E,
RB, VRDN, 3.25%, 11/15/25
(a)
......... 10,000 10,006,274
Maryland — 0.0%
Maryland Health & Higher Educational Facilities
Authority, Series 1985A, RB, VRDN (TD Bank
NA LOC), 2.96%, 08/11/25
(a)
.......... 240 240,000
Massachusetts — 1.7%
City of Quincy
Series 2024 , GO , 5.00% , 05/01/26 ...... 1,240 1,263,704
Series 2024 , GO , 5.00% , 05/01/27 ...... 1,300 1,357,276
Series 2024 , GO , 5.00% , 05/01/28 ...... 1,370 1,463,255
Series 2024 , GO , 5.00% , 05/01/29 ...... 1,435 1,565,092
Massachusetts Bay Transportation Authority,
TECP, 2.90%, 10/10/25 ............. 8,515 8,514,096
Massachusetts Bay Transportation Authority
Sales Tax, TECP, 2.90%, 10/10/25 ...... 2,000 1,999,788
Massachusetts Health & Educational Facilities
Authority, Series P2, RB, VRDN (JPMorgan
Chase Bank NA SBPA), 1.80%, 08/11/25
(a)
. 3,700 3,700,000
19,863,211
Michigan — 1.1%
Michigan Finance Authority, Series 2025D, RB,
VRDN, 2.60%, 08/11/25
(a)
........... 7,600 7,600,000
Michigan Strategic Fund, Series 2001, RB,
4.13%, 08/01/27 ................. 2,700 2,728,864
Oakland University, Series 2008, RB,
VRDN (JPMorgan Chase Bank NA LOC),
2.00%, 08/11/25
(a)
................ 800 800,000
Okemos Public Schools, Series 2024II, GO,
5.00%, 05/01/26 (Q-SBLF) .......... 1,200 1,221,138
Walled Lake Consolidated School District, Series
2024, GO, 5.00%, 05/01/26 (Q-SBLF) .... 475 483,690
12,833,692
Minnesota — 0.7%
Minneapolis-St. Paul Metropolitan Airports
Commission, Series 2024B, RB, AMT,
5.00%, 01/01/28 ................. 2,850 3,002,860
Minnesota Housing Finance Agency, Series
2017F, RB, VRDN (Royal Bank of Canada
SBPA), 2.25%, 08/11/25 (GNMA/FNMA/
FHLMC)
(a)
..................... 4,000 4,000,000
Sartell-St Stephen Independent School District
No. 748
Series 2025A , GO , 5.00% , 02/01/28 ( SD
CRED PROG ) .................. 490 520,124
Series 2025A , GO , 5.00% , 02/01/29 ( SD
CRED PROG ) .................. 290 314,407
7,837,391
Missouri — 0.6%
City of Kansas City
Series 2025C , RB , 5.00% , 04/01/29 ..... 2,185 2,362,056
Series 2025C , RB , 5.00% , 04/01/30 ..... 1,215 1,333,487
Security
Par (000)
Par (000) Value
Missouri (continued)
Industrial Development Authority of the City of
St. Louis Missouri (The), Series 2025, RB,
VRDN, 3.15%, 04/01/28
(a) (b)
.......... USD 1,500 $ 1,499,732
RBC Municipal Products, Inc. Trust, Series
2018C-16, RB, VRDN (Royal Bank of Canada
LOC), 2.34%, 08/07/25
(a) (d)
........... 2,000 2,000,000
7,195,275
Nebraska — 1.1%
Lincoln Nebraska Electric, TECP,
2.95%, 08/07/25 ................. 3,500 3,500,088
Omaha Nebraska Airport Authority, Tender
Option Bond Trust Receipts/Certificates,
Series 2024-XG0593, RB, VRDN (Bank of
America NA LIQ), 2.49%, 08/11/25 (AGC)
(a) (c) (d)
10,000 10,000,000
13,500,088
Nevada — 0.4%
Reno-Tahoe Airport Authority, Series 2024A, RB,
AMT, 5.00%, 07/01/29 ............. 1,260 1,337,232
State of Nevada Department of Business &
Industry, Series 2001, RB, AMT, VRDN,
3.95%, 12/01/25
(a) (d)
............... 3,300 3,268,262
4,605,494
New Hampshire — 0.8%
New Hampshire Business Finance
Authority, Series 2018A, RB, AMT, VRDN,
4.00%, 07/01/26
(a)
................ 5,195 5,222,937
State of New Hampshire
Series 2025A , GO , 5.00% , 04/01/26 ..... 2,460 2,502,855
Series 2025A , GO , 5.00% , 04/01/27 ..... 1,600 1,668,910
9,394,702
New Jersey — 2.4%
Borough of Haledon, Series 2024A, GO,
4.00%, 09/25/25 ................. 3,338 3,341,277
Borough of Manasquan, GO, 4.00%, 10/01/25 2,711 2,714,854
Borough of Oradell, GO, 4.00%, 07/21/26
(b)
.. 4,156 4,189,679
Borough of Pompton Lakes, GO,
4.00%, 06/05/26 ................. 3,288 3,325,492
New Jersey Higher Education Student
Assistance Authority
Series 2024B , RB, AMT , 5.00% , 12/01/27 . 1,600 1,653,010
Series 2025-2 , RB, AMT , VRDN
5.00% , 06/02/26
(a)
............... 2,700 2,736,833
New Jersey Housing & Mortgage Finance
Agency
Series 2025M , RB , 3.38% , 04/01/29 ..... 300 302,472
Series 2025M , RB , 3.45% , 10/01/29
(b)
.... 475 479,300
Series 2025M , RB , 3.55% , 04/01/30
(b)
.... 250 251,388
Township of Egg Harbor, GO, 4.00%, 08/07/25 900 900,217
Township of Maplewood, GO, 4.00%, 10/07/25 5,100 5,110,554
Township of Mount Holly, Series 2024A, GO,
4.00%, 09/24/25 ................. 3,417 3,420,852
28,425,928
New Mexico — 0.5%
New Mexico Mortgage Finance Authority
(a)
Series 2023 , RB , VRDN 3.73% , 12/01/25 . 3,300 3,305,485
Series 2023 , RB , VRDN 5.00% , 09/01/25 . 970 971,134
New Mexico Municipal Energy Acquisition
Authority
Series 2025 , RB , 5.00% , 05/01/27 ...... 435 448,227
Series 2025 , RB , 5.00% , 05/01/28
(b)
..... 480 501,751

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Mexico (continued)
Series 2025 , RB , 5.00% , 05/01/29 ...... USD 635 $ 670,369
5,896,966
New York — 12.4%
City of New York
(a)
Series 2015F-6 , GO , VRDN ( JPMorgan
Chase Bank NA SBPA ), 2.75% , 08/04/25 12,400 12,400,000
Series 2015F-5 , GO , VRDN ( Barclays Bank
plc SBPA ), 2.80% , 08/04/25 ........ 8,000 8,000,000
Series B-5 , GO , VRDN ( Barclays Bank plc
SBPA ), 2.80% , 08/04/25 ........... 9,750 9,750,000
Honeoye Falls-Lima Central School District, GO,
4.00%, 06/25/26 (SAW)
(b)
........... 5,600 5,669,955
Monroe County Industrial Development
Corp., Series 2023B-1, RB, VRDN,
5.00%, 07/01/27
(a)
................ 4,000 4,152,955
New York City Housing Development Corp.
(a)
Series 2006A , RB , VRDN ( Federal
National Mortgage Association LOC ),
2.30% , 08/11/25 ................ 5,000 5,000,000
Series 2025E , RB , VRDN 3.30% , 12/22/25 5,025 5,025,685
Series 2024F-2 , RB , VRDN 3.40% , 01/02/29 10,000 10,052,783
Series 2025C-2 , RB , VRDN 3.75% , 07/02/29 1,925 1,951,580
New York City Municipal Water Finance
Authority
(a)
Series 2010CC , RB , VRDN ( State Street
Bank & Trust Co. SBPA ), 2.75% , 08/11/25 13,000 13,000,000
Series 2023, Sub-Series B-1 , RB ,
VRDN ( Mizuho Bank Ltd. SBPA ),
2.80% , 08/04/25 ................ 2,500 2,500,000
Series AA-2 , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ), 2.75% , 08/04/25 .... 1,100 1,100,000
New York City Transitional Finance Authority
Series 2025D , RB , 5.00% , 05/01/26 ..... 4,450 4,535,110
Series 2025D , RB , 5.00% , 05/01/29 ..... 2,500 2,723,240
New York City Transitional Finance Authority
Future Tax Secured
(a)
Series 2019C-4 , RB , VRDN ( Barclays Bank
plc SBPA ), 2.80% , 08/04/25 ........ 17,560 17,560,000
Series 2015E-3 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 2.75% , 08/04/25 7,900 7,900,000
Series 2019A-4 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 2.75% , 08/04/25 18,660 18,660,000
Onondaga County Resource Recovery Agency,
Series 2015A, RB, AMT, 5.00%, 05/01/27
(AGM) ....................... 2,830 2,833,433
Town of Ossining, GO, 4.50%, 08/01/25 .... 3,536 3,535,983
Triborough Bridge & Tunnel Authority, Series
2022E-2A, RB, VRDN, 3.97%, 08/01/25
(a)
. 11,000 10,999,515
147,350,239
North Carolina — 2.7%
Cumberland County Industrial Facilities &
Pollution Control Financing Authority, Series
2024, RB, AMT, VRDN, 3.75%, 11/01/25
(a)
. 15,000 15,001,350
Durham Capital Financing Corp., Series 2016,
RB, 5.00%, 12/01/28 .............. 1,000 1,029,758
Inlivian
(a)
Series 2025 , RB , VRDN 3.30% , 11/01/28 .. 3,150 3,189,650
Series 2025 , RB , VRDN 3.63% , 11/01/27 .. 4,000 4,052,875
North Carolina Medical Care Commission,
Series 2025B, RB, VRDN, 5.00%, 06/04/30
(a)
3,200 3,444,131
Security
Par (000)
Par (000) Value
North Carolina (continued)
State of North Carolina, Series 2025, RB,
5.00%, 03/01/27 ................. USD 5,000 $ 5,194,074
31,911,838
Ohio — 4.2%
Akron Bath Copley Joint Township Hospital
District, Series 2017C, RB, VRDN (BMO
Harris Bank NA LOC), 2.40%, 08/11/25
(a)
.. 5,030 5,030,000
City of Hamilton, Series 2024, GO,
4.00%, 12/17/25 (ST STANDBY NT
PURCHASE) ................... 2,900 2,912,461
City of Miamisburg, Series 2025, GO,
3.75%, 02/10/26 (ST STANDBY NT
PURCHASE) ................... 2,000 2,011,239
Columbus Regional Airport Authority, Series
2025A, RB, AMT, 5.00%, 01/01/30 ...... 1,675 1,798,841
County of Allen
(a)
Series 2025C , RB , VRDN ( PNC Bank N.A.
LOC ), 2.25% , 08/07/25 ............ 10,000 10,000,000
Series 2025D , RB , VRDN ( Truist Bank LOC ),
2.75% , 08/04/25
(b)
............... 13,400 13,400,000
Ohio Air Quality Development Authority, Series
2005C, RB, AMT, 3.70%, 04/01/28 ...... 3,250 3,243,374
Ohio Higher Educational Facility Commission,
Series 2021B, RB, VRDN, 2.52%, 12/01/26
(a)
6,500 6,456,495
Ohio Water Development Authority,
3.00%, 09/02/25 ................. 5,000 5,001,717
49,854,127
Oklahoma — 0.5%
Garfield County Industrial Authority, Series
2024A, RB, VRDN, 2.10%, 08/11/25
(a)
.... 5,400 5,400,000
Oklahoma Industries Authority, Series 2024, RB,
5.00%, 04/01/26 ................. 400 406,289
5,806,289
Oregon — 3.1%
Oregon State Lottery
Series 2025A , RB , 5.00% , 04/01/27 ..... 9,875 10,287,365
Series 2025A , RB , 5.00% , 04/01/28 ..... 6,900 7,353,142
State of Oregon, Series 2025E, GO,
5.00%, 05/15/28 ................. 4,555 4,873,060
State of Oregon Department of Transportation,
Series B, RB, 5.00%, 11/15/29 ........ 2,235 2,323,286
State of Oregon Housing & Community Services
Department, Series 2024R, RB, VRDN,
4.00%, 01/01/29
(a)
................ 12,000 12,252,413
37,089,266
Pennsylvania — 5.2%
Allegheny County Airport Authority
Series 2025A , RB, AMT , 5.00% , 01/01/29
( AGC )
(b)
...................... 5,215 5,528,247
Series 2025A , RB, AMT , 5.00% , 01/01/30 . 5,410 5,803,791
Allegheny County Hospital Development
Authority, Series 2017D-2 , Sub-Series D, RB,
VRDN, 2.87%, 08/07/25
(a)
........... 1,000 997,952
Allegheny County Sanitary Authority, Series
2024, RB, 5.00%, 12/01/25 .......... 1,650 1,662,775
City of Philadelphia, Series 2017B, RB, AMT,
5.00%, 07/01/29 ................. 2,000 2,058,797
General Authority of Southcentral Pennsylvania,
Series 2015, RB, 5.00%, 12/01/25 ...... 1,530 1,540,287
Luzerne County Industrial Development
Authority, Series 2017, RB, 5.00%, 12/15/27 1,000 1,007,822

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing
Authority
(a)
Series 2019A , RB, AMT , VRDN
3.88% , 08/03/26 ................ USD 7,000 $ 6,999,870
Series 2021A , RB, AMT , VRDN
4.00% , 07/01/26 ................ 5,225 5,245,694
Series 2019B-2 , RB, AMT , VRDN
3.85% , 01/15/26 ................ 3,750 3,747,587
Series 2025A , RB, AMT , VRDN
3.95% , 09/02/25 ................ 7,000 7,004,505
Series 2025A , RB , VRDN 5.00% , 03/15/30 12,000 12,603,198
Pennsylvania Housing Finance Agency
Series 2025-149A , RB , 5.00% , 04/01/29 .. 400 428,570
Series 2025-149A , RB , 5.00% , 10/01/29
(b)
. 500 538,504
Series 2025-149A , RB , 5.25% , 04/01/30
(b)
. 200 218,553
Sports & Exhibition Authority of Pittsburgh &
Allegheny County, Series 2007-A, RB, VRDN
(PNC Bank N.A. SBPA), 2.25%, 08/11/25
(AGM)
(a)
...................... 5,000 5,000,000
State Public School Building Authority, Series
2025, RB, 5.00%, 05/01/28 .......... 1,870 1,973,065
62,359,217
South Carolina — 0.2%
South Carolina Public Service Authority
Series 2024A , RB , 5.00% , 12/01/26 ..... 675 694,891
Series 2024A , RB , 5.00% , 12/01/27 ..... 485 509,383
Series 2024A , RB , 5.00% , 12/01/28 ..... 485 518,862
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates,
Series 2022-XG0398, RB, VRDN (Barclays
Bank plc LIQ), 2.41%, 08/11/25 (BAM-
TCRS)
(a) (c) (d)
.................... 700 700,000
2,423,136
Tennessee — 1.9%
Tennergy Corp.
Series 2022A , RB , 5.25% , 12/01/25 ..... 575 577,609
Series 2024A , RB , 5.00% , 06/01/28 ..... 210 219,857
Series 2024A , RB , 5.00% , 06/01/29 ..... 625 660,836
Series 2021A , RB , VRDN 4.00% , 09/01/28
(a)
3,610 3,654,847
Tennessee Energy Acquisition Corp.
Series 2006A , RB , 5.25% , 09/01/26 ..... 3,355 3,394,386
Series 2006B , RB , 5.63% , 09/01/26 ..... 5,925 6,036,312
Series 2023A-1 , RB , VRDN
5.00% , 05/01/28
(a)
............... 5,000 5,148,991
Tennessee Housing Development
Agency, Series 2024-3C, RB, VRDN,
3.50%, 10/01/25
(a)
................ 3,210 3,208,369
22,901,207
Texas — 13.7%
Board of Regents of the University of Texas
System
TECP , 3.10% , 09/17/25 ............. 6,500 6,501,380
TECP , 3.00% , 09/30/25 ............. 3,200 3,200,711
TECP , 3.05% , 09/30/25 ............. 5,000 5,002,349
Series 2025A , RB , 5.00% , 08/15/28 ..... 10,000 10,745,118
Bowie County Industrial Development Corp.,
Series 1985, RB, VRDN (JPMorgan Chase
Bank NA LOC), 2.80%, 08/04/25
(a)
...... 3,500 3,500,000
City of Austin, TECP, 3.00%, 09/03/25 ..... 5,000 5,000,649
City of Galveston
Series 2024A , RB, AMT , 5.00% , 08/01/26 . 625 636,083
Series 2024A , RB, AMT , 5.00% , 08/01/27 . 650 671,673
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2024A , RB, AMT , 5.00% , 08/01/28 . USD 725 $ 758,865
City of Houston Airport System, Series 2025A,
RB, AMT, 5.00%, 07/01/30
(b)
.......... 5,000 5,385,537
City of Lubbock Water & Wastewater
Series 2024 , RB , 5.00% , 02/15/26 ...... 2,200 2,228,794
Series 2024 , RB , 5.00% , 02/15/27 ...... 5,620 5,827,247
Series 2024 , RB , 5.00% , 02/15/28 ...... 2,250 2,384,271
Clifton Higher Education Finance Corp.
Series 2025 , RB , 5.00% , 08/15/28 ( PSF ) .. 1,850 1,971,474
Series 2025 , RB , 5.00% , 08/15/29 ( PSF )
(b)
. 1,850 2,004,374
Comal Independent School District, Series 2024,
GO, 5.00%, 02/15/26 (PSF) .......... 2,500 2,533,198
Dallas Fort Worth International Airport, Series
2023C, RB, AMT, 5.00%, 11/01/28 ...... 6,930 7,340,451
Fort Bend Independent School District, Series
2025A, GO, 5.00%, 08/15/26 (PSF) ..... 1,950 1,999,455
Lamar Consolidated Independent School District,
Series 2024A, GO, 5.00%, 02/15/26 (PSF) . 5,000 5,064,515
Leander Independent School District
Series 2025A , GO , 5.00% , 08/15/28 ( PSF ) 590 631,220
Series 2025A , GO , 5.00% , 08/15/29 ( PSF ) 680 740,794
Lewisville Independent School District, Series
2025, GO, 5.00%, 08/15/29 (PSF)
(b)
..... 1,750 1,911,294
Lower Colorado River Authority, Series 2021,
RB, 5.00%, 05/15/28 .............. 1,270 1,350,678
Mission Economic Development Corp., Series
2020A, RB, AMT, VRDN, 4.10%, 11/03/25
(a)
6,000 5,951,496
Plano Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF) .......... 4,500 4,856,392
San Antonio Water System, Series 2016A, RB,
5.00%, 05/15/29 ................. 1,010 1,027,003
State of Texas
(a)
Series 2011C , GO , VRDN ( Federal Home
Loan Bank SBPA ), 2.62% , 08/11/25 ... 2,300 2,300,000
Series 2025B , GO , VRDN ( Federal Home
Loan Bank SBPA ), 2.30% , 08/06/25 ... 10,000 10,000,000
Tarrant County Cultural Education Facilities
Finance Corp.
Series 2024B , RB , 5.00% , 07/01/26 ..... 875 892,115
Series 2025B , RB , VRDN 0.00% , 11/15/29
(a) (b)
10,000 10,813,905
Tarrant County Housing Finance Corp., Series
2025, RB, VRDN, 3.60%, 02/01/28
(a)
..... 3,000 3,014,838
Tarrant Regional Water District Water Supply
System, Series 2015, RB, 5.00%, 03/01/28 1,260 1,261,804
Tender Option Bond Trust Receipts, Series
2025-CF7041, GO, VRDN (Citibank NA LIQ),
2.34%, 08/11/25
(a) (c) (d)
.............. 11,110 11,110,000
Texas Municipal Gas Acquisition & Supply Corp.
III
Series 2021 , RB , 5.00% , 12/15/25 ...... 4,690 4,717,468
Series 2021 , RB , 5.00% , 12/15/26 ...... 1,850 1,890,921
Texas Municipal Gas Acquisition & Supply
Corp. IV, Series 2023A, RB, VRDN,
5.50%, 01/01/30
(a)
................ 9,375 9,970,121
Texas Municipal Gas Acquisition & Supply Corp.
V
Series 2024 , RB , 5.00% , 01/01/26 ...... 550 554,290
Series 2024 , RB , 5.00% , 01/01/28 ...... 750 781,848
Series 2024 , RB , 5.00% , 01/01/29 ...... 1,050 1,108,528
Tomball Independent School District, Series
2024, GO, 5.00%, 02/15/26 (PSF) ...... 4,250 4,308,178
University of North Texas System, Series 2025A,
RB, 5.00%, 04/15/30
(b)
............. 890 981,577

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
University of Texas, Series C-2, TECP,
3.02%, 11/18/25 ................. USD 10,000 $ 10,002,713
162,933,327
Utah — 0.1%
City of Salt Lake City, Series 2018A, RB, AMT,
5.00%, 07/01/29 ................. 1,000 1,053,208
Virginia — 1.0%
Lynchburg Economic Development Authority,
Series 2017B, RB, VRDN (Truist Bank LOC),
2.80%, 08/04/25
(a)
................ 3,000 3,000,000
Virginia Housing Development Authority
Series 2024H , RB , 3.60% , 12/01/28 ..... 1,450 1,453,888
Series 2024H , RB , 3.63% , 06/01/29 ..... 3,965 3,986,581
Series 2025A , RB , 3.25% , 09/01/29 ..... 1,750 1,757,281
Virginia Public School Authority, Series 2017C,
RB, 5.00%, 08/01/29 (ST INTERCEPT) ... 685 715,619
Winchester Economic Development Authority,
Series 2024A, RB, 5.00%, 01/01/28 ..... 1,090 1,147,014
12,060,383
Washington — 2.4%
County of Spokane
Series 2024B , RB, AMT , 5.00% , 01/01/26 . 720 725,198
Series 2024B , RB, AMT , 5.00% , 01/01/27 . 1,600 1,639,109
Series 2024B , RB, AMT , 5.00% , 01/01/28 . 1,625 1,688,578
Series 2024B , RB, AMT , 5.00% , 01/01/29 . 1,760 1,851,698
Port of Seattle, Series 2024B, RB, AMT,
5.00%, 07/01/28 ................. 6,250 6,567,717
State of Washington
Series R-2024C , GO , 5.00% , 08/01/25 ... 8,000 8,000,000
Series R-2024C , GO , 5.00% , 08/01/29 ... 2,370 2,592,621
Series 2019B , GO , 5.00% , 06/01/30 ..... 555 589,166
Washington Health Care Facilities
Authority, Series 2019B-2, RB, VRDN,
0.00%, 08/01/25
(a)
................ 800 800,000
Washington State Housing Finance Commission,
Series 2016VR-1N, RB, VRDN (Royal Bank of
Canada SBPA), 2.25%, 08/11/25
(a)
...... 3,700 3,700,000
Whatcom County Public Utility District No. 1,
Series 2025A, GO, AMT, 5.00%, 12/01/29
(BAM) ....................... 525 559,876
28,713,963
West Virginia — 0.0%
West Virginia Economic Development Authority,
Series 2015A, RB, VRDN, 3.38%, 06/15/28
(a)
1,000 1,004,476
Wisconsin — 2.1%
State of Wisconsin, Series 2024-2, GO,
5.00%, 05/01/26 ................. 7,000 7,135,667
Wisconsin Health & Educational Facilities
Authority
(a)
Series 2008B , RB , VRDN ( TD Bank NA
LOC ), 2.75% , 08/04/25 ............ 15,570 15,570,000
Series 2018C-2 , RB , VRDN 2.47% , 07/01/26 2,000 1,989,758
24,695,425
Total Long-Term Investments — 100 .6%
(Cost: $ 1,190,071,483 ) ............................ 1,195,221,928
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.51%
(e) (f)
......... 69,839 $ 69,839
Total Short-Term Securities — 0.0%
(Cost: $ 69,839 ) ................................. 69,839
Total Investments — 100 .6%
(Cost: $ 1,190,141,322 ) ............................ 1,195,291,767
Liabilities in Excess of Other Assets — (0.6) % ............. (7,371,973)
Net Assets — 100.0% ...............................
$ 1,187,919,794
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
When-issued security.
(c)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Short Maturity Municipal Bond Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 192,950 $ — $ (123,101)
(a)
$ (10) $ — $ 69,839 69,839 $ 107,794 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 1,195,221,928 $ — $ 1,195,221,928
Short-Term Securities
Money Market Funds ...................................... 69,839 — — 69,839
$ 69,839 $ 1,195,221,928 $ — $ 1,195,291,767

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Short Maturity Municipal Bond Active ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMT Alternative Minimum Tax
BAM Build America Mutual Assurance Co.
BAM-TCRS Build America Mutual Assurance Co. - Transferable Custodial Receipts
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation Bonds
LIQ Liquidity Agreement
LOC Letter of Credit
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAW State Aid Withholding
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
TECP Tax-Exempt Commercial Paper
VRDN Variable Rate Demand Notes